Lease - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity of Lease Liabilities [Line Items]
2026	$ 85,168
2027	54,198
Total operating lease payments	139,366
Less: imputed interest	(5,604)
Present value of operating lease liabilities	$ 133,762